Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and contingencies.
Schedule of non-cancellable construction contracts for real estate development and land use rights purchases

As of December 31, 2024, the Group had outstanding commitments with respect to non-cancellable construction contracts for real estate development and land use rights purchases as follows:

Amount
US$
2025	981,328,224
2026	101,059,734
2027	25,228,415
2028	147,962
2029 and thereafter	—
Total	1,107,764,335